Convertible Loans (Tables)	12 Months Ended
Aug. 31, 2020
Shares issued as financing fee for convertible loans (Note 23) (in shares)
Schedule of convertible loans

The balance of the convertible loans is as follows:

	August 31, 2020	August 31, 2019
Balance at beginning of year	$ 1,929,244	$ 2,875,420
Proceeds from convertible loans	6,946,787	1,596,401
Conversion of convertible loan to shares	(7,889,535)	(2,614,343)
Repayment in cash	(283,393)	-
Less: conversion component of convertible loans	(792,450)	(141,000)
Less: finders fee	(642,095)	(494,000)
Interest accrued	398,208	229,854
Issuance of shares for interest payment	(398,208)	(206,962)
Interest accretion	689,664	720,250
Foreign exchange	41,778	(36,376)
Balance at end of year	$ -	$ 1,929,244